Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (3.2%)
	ANZ Group Holdings Ltd.	1,389,934	24,490
	Goodman Group	680,899	14,967
	Stockland	4,596,638	13,634
	Rio Tinto Ltd.	171,689	12,450
			65,541
Belgium (0.8%)
	KBC Group NV	219,425	16,942
Brazil (1.0%)
	Telefonica Brasil SA	2,664,390	20,309
Canada (4.5%)
	Sun Life Financial Inc.	388,960	23,095
	Nutrien Ltd.	480,791	21,513
	Barrick Gold Corp.	1,183,975	18,360
	ARC Resources Ltd.	790,369	14,334
	Lundin Mining Corp.	1,535,170	13,211
			90,513
China (8.9%)
	Tencent Holdings Ltd.	910,047	48,572
	PICC Property & Casualty Co. Ltd. Class H	13,833,898	21,758
*	Trip.com Group Ltd.	303,633	20,896
	Yum China Holdings Inc.	410,950	19,646
*,1	Meituan Class B	947,500	18,423
	BYD Co. Ltd. Class H	450,000	15,306
	Fuyao Glass Industry Group Co. Ltd. Class A	1,644,228	14,056
	KE Holdings Inc. Class A	1,952,661	11,888
	Proya Cosmetics Co. Ltd. Class A	737,394	8,560
			179,105
Denmark (1.8%)
	Novo Nordisk A/S Class B	424,690	36,643
France (6.9%)
	TotalEnergies SE	480,051	26,746
	Accor SA	528,648	25,712
	Societe Generale SA	901,079	25,290
	Engie SA	1,522,125	24,140
	Capgemini SE	134,663	21,994
	Legrand SA	153,633	14,944
			138,826
Germany (9.2%)
	SAP SE	158,388	38,959
	Allianz SE (Registered)	95,988	29,503
	Deutsche Telekom AG (Registered)	846,392	25,361
	Siemens AG (Registered)	109,547	21,361
	adidas AG	79,948	19,664
	RWE AG	648,547	19,400
	Heidelberg Materials AG	130,561	16,133
	Talanx AG	183,251	15,586
			185,967
India (6.4%)
	Larsen & Toubro Ltd.	553,468	23,265
	Tech Mahindra Ltd.	975,055	19,365
	Axis Bank Ltd.	1,525,359	18,915
	ICICI Bank Ltd.	1,167,789	17,449
	Mahindra & Mahindra Ltd.	437,739	15,322
[1]	Macrotech Developers Ltd.	894,540	14,489
	Bajaj Auto Ltd.	110,794	11,366
	Ashok Leyland Ltd.	3,456,065	8,879
			129,050

		Shares	Market Value ($000)
Indonesia (0.9%)
	Bank Central Asia Tbk. PT	29,862,400	17,899
Ireland (1.0%)
	AIB Group plc	3,574,412	19,766
Italy (1.2%)
	FinecoBank Banca Fineco SpA	1,393,278	24,316
Japan (14.1%)
	Sony Group Corp.	1,774,930	37,408
	Recruit Holdings Co. Ltd.	395,499	27,490
	MS&AD Insurance Group Holdings Inc.	1,241,400	26,811
	Mitsubishi UFJ Financial Group Inc.	1,996,700	23,311
	Otsuka Holdings Co. Ltd.	372,940	20,288
	FANUC Corp.	765,700	20,002
	MatsukiyoCocokara & Co.	1,360,800	19,812
	ITOCHU Corp.	399,012	19,621
	Mitsui Fudosan Co. Ltd.	2,378,973	19,025
	Astellas Pharma Inc.	1,879,300	18,249
	Resona Holdings Inc.	2,116,100	15,255
	Nomura Research Institute Ltd.	428,200	12,573
	Daito Trust Construction Co. Ltd.	111,676	12,485
	Renesas Electronics Corp.	963,500	12,193
			284,523
Mexico (0.9%)
	Wal-Mart de Mexico SAB de CV	7,110,149	18,717
Netherlands (3.7%)
	Coca-Cola Europacific Partners plc	273,036	20,972
	ASML Holding NV	28,166	19,728
	AerCap Holdings NV	184,290	17,637
*	Koninklijke Philips NV	672,813	17,043
			75,380
Other (2.8%)
[2]	Vanguard FTSE Developed Markets ETF	1,198,197	57,298
Philippines (0.6%)
	BDO Unibank Inc.	4,551,843	11,260
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Saudi Arabia (1.0%)
	Saudi Awwal Bank	2,248,879	20,125
Singapore (3.1%)
	DBS Group Holdings Ltd.	990,247	31,733
*	Grab Holdings Ltd. Class A	3,409,692	16,094
	Singapore Telecommunications Ltd.	6,466,100	14,567
			62,394
South Korea (2.5%)
	SK Hynix Inc.	168,505	19,309
	Hyundai Motor Co.	127,510	18,103
	KB Financial Group Inc.	220,630	12,424
			49,836
Spain (1.2%)
	Industria de Diseno Textil SA	468,770	24,012
Sweden (2.4%)
	Volvo AB Class B	1,211,588	29,444
*	Spotify Technology SA	40,490	18,115
			47,559
Switzerland (2.3%)
	Novartis AG (Registered)	264,360	25,737
	Holcim AG	216,103	20,808
			46,545

			Shares	Market Value ($000)
Taiwan (5.9%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	2,549,045	82,844
		MediaTek Inc.	456,000	19,603
		Uni-President Enterprises Corp.	6,331,000	15,609
				118,056
United Kingdom (12.7%)
		Shell plc	1,233,766	38,458
		Tesco plc	7,046,057	32,407
		BAE Systems plc	1,851,124	26,555
		Barclays plc	7,142,756	23,894
		Glencore plc	5,075,812	22,355
		AstraZeneca plc	169,318	22,076
		GSK plc	1,303,851	21,992
		Intermediate Capital Group plc	729,969	18,814
		Haleon plc	3,849,004	18,149
		International Consolidated Airlines Group SA	4,640,621	17,482
		Next plc	125,071	14,836
				257,018
Total Common Stocks (Cost $1,834,878)				1,997,600
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4]	Vanguard Market Liquidity Fund (Cost $18,481)	4.466%	184,827	18,483
Total Investments (99.9%) (Cost $1,853,359)				2,016,083
Other Assets and Liabilities—Net (0.1%)				2,820
Net Assets (100%)				2,018,903
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $32,912,000, representing 1.6% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	109,230	20,309	—	129,539
Common Stocks—Other	130,116	1,737,945	—	1,868,061
Temporary Cash Investments	18,483	—	—	18,483
Total	257,829	1,758,254	—	2,016,083
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2024 Market Value ($000)
Vanguard FTSE Developed Markets ETF	10,929	77,248	28,094	1,593	(4,378)	732	—	57,298
Vanguard Market Liquidity Fund	31,177	NA1	NA1	1	2	214	—	18,483
Total	42,106	77,248	28,094	1,594	(4,376)	946	—	75,781
1	Not applicable—purchases and sales are for temporary cash investment purposes.